Accounts and Notes Receivables, Net - Schedule of Accounts and Notes Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts and Notes Receivables [Abstract]
Notes receivable	¥ 13		¥ 242
Accounts receivable	47,829		60,668
Less: allowance for doubtful accounts	(35,086)		(32,019)
Accounts receivable, net	¥ 12,756	$ 1,748	¥ 28,891